INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 28,715	$ 28,030	$ 58,583	$ 58,304	$ 125,913	$ 115,074